Other liabilities	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Liabilities [Abstract]
Disclosure of other liabilities [text block]
18.	Other liabilities

	March 31, 2018	March 31, 2017
Deferred income and other liabilities	983,152	636,566
	983,152	636,566
Financial liabilities included in other liabilities	207,046	201,679